DEBT - Maturities of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 31,070
2016	42,128
2017	40,249
2018	22,017
2019	22,117
Thereafter	65,499
Long-term Debt	223,080	221,116
Bank
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	14,459
2016	21,248
2017	14,190
2018	9,128
2019	2,146
Thereafter	3,975
Long-term Debt	65,146
Broker-dealer
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	760
2016	708
2017	210
2018	141
2019	1,725
Thereafter	4,878
Long-term Debt	8,422
Citigroup Inc.
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	15,851
2016	20,172
2017	25,849
2018	12,748
2019	18,246
Thereafter	56,646
Long-term Debt	$ 149,512	$ 156,804